UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

ILA FEDERAL PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 68.7%
Federal Farm Credit Bank
$25,000,000	0.310	%(a)	12/01/09	$25,000,000
5,000,000	0.320	(a)	12/01/09	4,999,944
15,000,000	0.480	(a)	12/01/09	15,000,000
18,000,000	0.595	(a)	12/01/09	18,000,000
17,000,000	0.633	(a)	12/01/09	17,048,834
6,000,000	0.223	(a)	12/02/09	5,999,823
15,000,000	0.344	(a)	12/03/09	15,000,000
30,000,000	0.429	(a)	12/12/09	30,000,000
12,000,000	0.129	(a)	12/15/09	12,000,000
50,000,000	0.429	(a)	12/15/09	50,000,000
7,000,000	0.790		12/15/09	6,997,849
12,000,000	0.235	(a)	12/16/09	12,000,000
24,000,000	0.438	(a)	12/18/09	24,000,000
5,000,000	0.033	(a)	12/26/09	5,000,000
17,000,000	0.161	(a)	12/26/09	16,996,108
10,000,000	0.650		01/05/10	9,993,681
9,000,000	0.780		01/07/10	8,992,785
15,000,000	0.133	(a)	01/23/10	15,000,000
9,000,000	0.212	(a)	01/26/10	9,000,000
10,000,000	0.450		02/12/10	9,990,875
27,000,000	0.920		02/22/10	26,942,730
3,000,000	0.609	(a)	03/03/10	3,000,000
Federal Home Loan Bank
36,000,000	0.720	(a)	12/01/09	36,000,000
6,000,000	0.840	(a)	12/01/09	6,000,000
153,000,000	0.070		12/02/09	152,999,702
206,100,000	0.070		12/04/09	206,098,798
85,000,000	0.142	(a)	12/08/09	84,999,474
40,000,000	0.119	(a)	12/15/09	39,999,348
53,000,000	0.083	(a)	12/17/09	52,998,226
14,100,000	0.186	(a)	12/25/09	14,093,736
79,000,000	0.080		01/08/10	78,993,329
18,000,000	0.120		01/08/10	17,997,720
27,000,000	3.750		01/08/10	27,094,562
65,000,000	0.004	(a)	01/13/10	64,997,560
65,000,000	0.125		01/13/10	64,990,295
37,000,000	0.184	(a)	01/13/10	37,000,000
27,000,000	1.030	(a)	01/15/10	27,000,000
18,000,000	3.875		01/15/10	18,077,357
40,000,000	0.120		01/20/10	39,993,333
17,750,000	0.310		01/22/10	17,742,052
36,000,000	0.082	(a)	01/26/10	35,977,693
5,000,000	0.110	(a)	02/01/10	4,998,003
40,000,000	0.310		02/05/10	39,997,259
50,000,000	0.204	(a)	02/10/10	49,983,460
15,000,000	0.152	(a)	02/15/10	14,988,973
5,100,000	0.235	(a)	02/19/10	5,101,605
16,000,000	0.900		04/07/10	15,996,632
30,575,000	0.650		06/15/10	30,565,477
8,700,000	0.600		06/21/10	8,695,434
4,500,000	0.500		10/22/10	4,500,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,538,842,657

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 31.3%
United States Treasury Bills
$56,100,000	0.035%	12/03/09	$56,099,891
16,000,000	0.040	12/10/09	15,999,840
168,000,000	0.060	12/10/09	167,997,480
29,300,000	0.040	12/17/09	29,299,479
222,000,000	0.050	12/17/09	221,995,067
82,000,000	0.060	12/24/09	81,996,857
26,400,000	0.240	03/04/10	26,383,632
7,700,000	0.125	04/08/10	7,696,578
26,800,000	0.130	04/08/10	26,787,612
9,100,000	0.140	04/15/10	9,095,222
5,200,000	0.400	06/17/10	5,188,560
15,000,000	0.410	06/17/10	14,966,175
4,000,000	0.415	06/17/10	3,990,870
12,800,000	0.430	06/17/10	12,769,728
United States Treasury Note
20,000,000	1.500	10/31/10	20,194,894

TOTAL U.S. TREASURY OBLIGATIONS			$700,461,885

TOTAL INVESTMENTS — 100.0%			$2,239,304,542

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			665,949

NET ASSETS — 100.0%			$2,239,970,491

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA MONEY MARKET PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 31.5%
Atlantis One Funding Corp.
$5,000,000	0.230%	02/03/10	$4,997,956
Barton Capital LLC
5,000,000	0.250	01/04/10	4,998,819
Clipper Receivables Co. LLC
5,000,000	0.290	01/12/10	4,998,308
CRC Funding LLC
12,000,000	0.290	01/07/10	11,996,423
Galleon Capital LLC
5,000,000	0.220	01/19/10	4,998,503
General Electric Capital Corp.
5,000,000	0.210	12/29/09	4,999,183
Govco LLC
3,000,000	0.280	12/15/09	2,999,673
2,000,000	0.250	02/08/10	1,999,042
Liberty Street Funding LLC
3,000,000	0.180	01/04/10	2,999,490
LMA Americas LLC
5,800,000	0.220	02/08/10	5,797,554
Matchpoint Master Trust
10,000,000	0.190	12/17/09	9,999,156
NRW. Bank
5,000,000	0.230	02/19/10	4,997,444
Regency Markets No. 1 LLC
5,000,000	0.200	12/17/09	4,999,556
Standard Chartered PLC
8,000,000	0.230	12/21/09	7,998,978
Straight-A Funding LLC
6,000,000	0.180	02/23/10	5,997,480
Tasman Funding, Inc.
6,000,000	0.300	02/12/10	5,996,350
Thunder Bay Funding, Inc.
10,000,000	0.240	01/15/10	9,997,000
Ticonderoga Funding LLC
5,000,000	0.190	12/10/09	4,999,763
Variable Funding Capital Corp.
7,000,000	0.210	01/11/10	6,998,326
Westpac Banking Corp.
6,000,000	0.280	01/15/10	5,997,900

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$118,766,904

Certificates of Deposit-Yankeedollar — 9.3%
Caixa Geral de Depositos SA
$5,000,000	0.200%	12/14/09	$5,000,000
Calyon
7,000,000	0.245	01/11/10	7,000,000
Lloyds TSB Group PLC
2,900,000	0.510	12/30/09	2,900,420
11,000,000	0.245	01/12/10	11,000,000
Royal Bank of Scotland Group PLC
5,000,000	0.275	03/29/10	5,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Certificates of Deposit-Yankeedollar — (continued)
Svenska Handelsbanen AB
$4,200,000	0.230%		01/25/10	$4,200,015

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$35,100,435

Certificate of Deposit-Eurodollar — 1.3%
BNP Paribas SA
$5,000,000	0.250%		01/15/10	$5,000,000

Master Demand Note — 2.7%
Bank of America Securities LLC
$10,000,000	0.300%		12/07/09	$10,000,000

U.S. Government Agency Obligations — 20.6%
Federal Home Loan Bank
$5,000,000	0.221	%(a)	12/01/09	$4,999,098
3,000,000	0.142	(a)	12/08/09	2,999,982
2,400,000	0.186	(a)	12/25/09	2,398,934
1,000,000	0.154	(a)	12/28/09	999,966
1,000,000	0.004	(a)	01/09/10	999,965
6,000,000	0.004	(a)	01/13/10	5,999,891
2,500,000	0.152	(a)	02/15/10	2,498,162
6,000,000	0.950		04/05/10	5,998,496
2,300,000	0.600		06/21/10	2,298,796
7,000,000	0.560		08/27/10	6,997,522
800,000	0.500		10/22/10	800,000
Federal Home Loan Mortgage Corp.
500,000	0.314	(a)	12/03/09	499,882
4,500,000	0.142	(a)	12/23/09	4,499,896
10,000,000	0.334	(a)	01/07/10	10,002,336
5,000,000	0.184	(a)	01/12/10	5,000,000
1,700,000	0.208	(a)	02/05/10	1,699,430
10,000,000	0.180		05/18/10	9,991,600
Federal National Mortgage Association
5,000,000	0.174	(a)	01/13/10	4,999,076
4,000,000	0.540		07/12/10	3,986,620

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$77,669,652

U.S. Government Guarantee Variable Rate Obligations*(a) — 2.7%
Bank of America N.A.
$3,000,000	0.331%		01/29/10	$3,000,000
Royal Bank of Scotland Group PLC
7,000,000	0.375		02/09/10	7,000,000

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$10,000,000

Variable Rate Obligations(a) — 2.7%
Rabobank Nederland
$5,000,000	0.284%		01/07/10	$5,000,000
1,000,000	0.272		02/16/10	1,000,000

ILA MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations(a) — (continued)
Westpac Banking Corp.
$4,000,000	0.329%	12/09/09	$4,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$10,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$266,536,991

Repurchase Agreement(b) — 29.2%
Joint Repurchase Agreement Account II
$110,000,000	0.170%	12/01/09	$110,000,000
Maturity Value: $110,000,519

TOTAL INVESTMENTS — 100.0%			$376,536,991

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(39,794)

NET ASSETS — 100.0%			$376,497,197

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Scedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 43.6%
Amsterdam Funding Corp.
$10,000,000	0.280%	01/06/10	$9,997,200
Atlantis One Funding Corp.
10,000,000	0.230	02/03/10	9,995,911
Barton Capital LLC
10,000,000	0.250	01/04/10	9,997,639
Chariot Funding LLC
10,000,000	0.200	12/08/09	9,999,611
Clipper Receivables Co. LLC
5,000,000	0.290	01/12/10	4,998,308
CRC Funding LLC
20,000,000	0.290	01/07/10	19,994,039
Galleon Capital LLC
10,000,000	0.220	01/19/10	9,997,006
Gemini Securitization Corp.
5,000,000	0.240	12/22/09	4,999,300
General Electric Capital Corp.
5,000,000	0.210	12/29/09	4,999,183
Govco LLC
5,000,000	0.280	12/15/09	4,999,455
5,000,000	0.250	02/08/10	4,997,604
Liberty Street Funding LLC
5,000,000	0.180	01/04/10	4,999,150
LMA Americas LLC
10,000,000	0.220	02/16/10	9,995,294
Matchpoint Master Trust
16,000,000	0.190	12/17/09	15,998,649
Regency Markets No. 1 LLC
10,000,000	0.200	12/14/09	9,999,278
10,613,000	0.200	12/17/09	10,612,057
Salisbury Receivables Co. LLC
10,000,000	0.220	12/10/09	9,999,450
Straight-A Funding LLC
10,000,000	0.180	02/23/10	9,995,800
Tasman Funding, Inc.
15,000,000	0.300	02/12/10	14,990,875
Thunder Bay Funding, Inc.
19,461,000	0.240	01/15/10	19,455,162
Ticonderoga Funding LLC
10,000,000	0.190	12/10/09	9,999,525
Tulip Funding Corp.
10,000,000	0.220	12/04/09	9,999,817
Variable Funding Capital Corp.
10,000,000	0.210	01/11/10	9,997,608
5,000,000	0.210	01/26/10	4,998,367
Windmill Funding Corp.
10,000,000	0.280	01/04/10	9,997,355
7,000,000	0.280	01/06/10	6,998,040

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$253,011,683

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Master Demand Note — 1.7%
Bank of America Securities LLC
$10,000,000	0.300%		12/07/09	$10,000,000

U.S. Government Agency Obligations — 23.4%
Federal Home Loan Bank
$9,000,000	0.221	%(a)	12/01/09	$8,998,376
5,000,000	0.142	(a)	12/08/09	4,999,969
3,700,000	0.186	(a)	12/25/09	3,698,356
2,000,000	0.154	(a)	12/28/09	1,999,932
1,000,000	0.004	(a)	01/09/10	999,965
8,000,000	0.004	(a)	01/13/10	7,999,854
4,000,000	0.152	(a)	02/15/10	3,997,059
3,000,000	0.120	(a)	02/19/10	2,999,710
6,000,000	0.950		04/05/10	5,998,496
3,200,000	0.600		06/21/10	3,198,343
11,090,000	0.560		08/27/10	11,086,075
1,200,000	0.500		10/22/10	1,200,000
Federal Home Loan Mortgage Corp.
7,000,000	0.314	(a)	12/03/09	6,998,348
6,500,000	0.142	(a)	12/23/09	6,499,850
20,000,000	0.334	(a)	01/07/10	20,004,673
10,000,000	0.184	(a)	01/12/10	10,000,000
1,100,000	0.208	(a)	02/05/10	1,099,631
5,000,000	3.125		02/12/10	5,027,287
13,000,000	0.180		05/18/10	12,989,080
Federal National Mortgage Association
10,000,000	0.174	(a)	01/13/10	9,998,152
6,000,000	0.540		07/12/10	5,979,930

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$135,773,086

U.S. Government Guarantee Variable Rate Obligation*(a) — 0.7%
Bank of America N.A.
$4,000,000	0.331%		01/29/10	$4,000,000

Variable Rate Municipal Debt Obligations(a) — 1.4%
Bay Area Toll Authority California Toll Bridge VRDN RB San Francisco Bay Area Series 2007 E-3 RMKT (Bank of America N.A and California Public Employees Retirement System SPA)
$3,200,000	0.250%		12/03/09	$3,200,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA)
5,140,000	0.230		12/02/09	5,140,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$8,340,000

Variable Rate Obligations(a) — 1.9%
JPMorgan Chase & Co.
$2,200,000	0.315%		02/08/10	$2,200,217
4,000,000	0.391		02/18/10	4,001,928

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Wachovia Bank N.A.
$5,000,000	0.322%	02/25/10	$5,001,648

TOTAL VARIABLE RATE OBLIGATIONS			$11,203,793

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$422,328,562

Repurchase Agreement(b) — 27.3%
Joint Repurchase Agreement Account II
$158,600,000	0.170%	12/01/09	$158,600,000
Maturity Value: $158,600,749

TOTAL INVESTMENTS — 100.0%			$580,928,562

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			9,317

NET ASSETS — 100.0%			$580,937,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 99.9%
California — 97.1%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 (Citibank N.A. SPA) (A-1/NR)(a)
$1,500,000	0.250%	12/03/09	$1,500,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2009-54C (Wells Fargo & Co.) (F1+)(a)
1,500,000	0.210	12/03/09	1,500,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA) (A-1/NR)(a)
1,600,000	0.250	12/03/09	1,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB San Francisco Bay Area Series 2008 D-1 (BNP Paribas SPA) (A-1+/VMIG1)
1,290,000	0.230	12/03/09	1,290,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C RMKT (California Public Employees Retirement System and Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
5,000,000	0.200	12/03/09	5,000,000
California Educational Facilities Authority for Stanford University CP Series 2009 (A-1/NR)
5,400,000	0.400	02/25/10	5,400,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA) (A-1/NR)(a)
2,155,000	0.240	12/03/09	2,155,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,995,000	0.300	12/03/09	1,995,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,955,000	0.300	12/03/09	2,955,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005 H (Bank of America N.A. LOC) (A-1/VMIG1)
1,500,000	0.220	12/02/09	1,500,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1/NR)
1,100,000	0.230	12/02/09	1,100,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucile Salter Packard Children’s Hospital Series 2008 B (A-1+/VMIG1)
1,000,000	0.200	12/03/09	1,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Salter Packard Children’s Hospital Series 2008 C (A-1+/VMIG1)
6,010,000	0.200	12/03/09	6,010,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
320,000	0.300	12/03/09	320,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
4,700,000	0.270	12/03/09	4,700,000
California Infrastructure & Economic Development Bank for J Paul Getty Trust CP Series 2009-2 (A-1/NR)
5,000,000	0.700	12/03/09	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California Infrastructure & Economic Development Bank VRDN RB Refunding for Pacific Gas & Electric Co. Series 2009 B (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
$500,000	0.210%	12/01/09	$500,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
1,000,000	0.210	12/03/09	1,000,000
California State Department of Water Resources Power Supply RB Series 2002 A (A+/Aa3)
2,750,000	5.500	05/01/10	2,806,952
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-2 (BNP Paribas LOC) (A-1+/VMIG1)
3,000,000	0.220	12/01/09	3,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-3 (Bank of New York LOC) (A-1+/VMIG1)
800,000	0.190	12/01/09	800,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank and Westdeutsche Landesbank LOC) (NR/VMIG1)
400,000	0.210	12/01/09	400,000
California State Department of Water Resources VRDN RB Putters Series 2009-3361 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,125,000	0.300	12/03/09	5,125,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.) (A-1/NR)(a)
3,000,000	0.250	12/03/09	3,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 S-K (A-1/NR)
5,500,000	0.320	02/01/10	5,500,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 A (A-1/NR)
1,900,000	0.200	12/03/09	1,900,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 C (A-1/NR)
9,500,000	0.200	12/03/09	9,500,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 A (UBS AG LOC) (A-1/VMIG1)
1,450,000	0.200	12/01/09	1,450,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (A-1/NR)
2,000,000	0.230	12/02/09	2,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1/NR)
700,000	0.230	12/02/09	700,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1 (A-1/NR)
1,200,000	0.230	12/02/09	1,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (A-1/NR)
500,000	0.230	12/02/09	500,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (FSA) (Morgan Stanley & Co. SPA) (A-1/NR)(a)
6,035,000	0.260	12/03/09	6,035,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 C (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
2,200,000	0.200	12/02/09	2,200,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,140,000	0.250	12/02/09	2,140,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 G (JPMorgan Chase & Co.) (A-1+/VMIG1)
$1,000,000	0.220%	12/02/09	$1,000,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 F (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
2,000,000	0.200	12/02/09	2,000,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen and Chase Bank USA N.A. SPA) (A-1+/VMIG1)
1,800,000	0.260	12/03/09	1,800,000
Irvine Ranch California Water District GO VRDN Consolidated Improvement Districts Series 1989 (Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
3,500,000	0.210	12/01/09	3,500,000
Long Beach City California GO TRANS Series 2009 (SP-1+/MIG1)
4,000,000	2.500	09/30/10	4,066,727
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.) (A-1/NR)(a)
4,465,000	0.260	12/03/09	4,465,000
Los Angeles Community College District GO VRDN ROCS RR-II R-11607 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
6,400,000	0.250	12/03/09	6,400,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (NR/VMIG1)
6,300,000	0.250	12/02/09	6,300,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (A-1+/NR)
4,059,000	0.210	12/03/09	4,059,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (A-1+/NR)
4,661,000	0.200	12/03/09	4,661,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding C-2nd Series 2009 C-3 (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
1,000,000	0.250	12/03/09	1,000,000
Los Angeles County TRANS Series 2009 A (SP-1+/MIG1)
12,000,000	2.500	06/30/10	12,116,931
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Series 2002 C1 (BNP Paribas LOC) (A-1+/VMIG1)
500,000	0.230	12/02/09	500,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,220,000	0.300	12/03/09	2,220,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-5 (Royal Bank of Canada, California State Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)

1,800,000	0.200	12/03/09	1,800,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-7 (California Public Employees Retirement System, California State Teachers Retirement and Royal Bank of Canada SPA) (A-1+/VMIG1)

2,000,000	0.200	12/03/09	2,000,000
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A-3 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
1,000,000	0.210	12/03/09	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Wastewater System VRDN RB Refunding Series 2008 Subseries F-2 (Bank of Nova Scotia LOC) (Bank of America N.A. SPA) (A-1/VMIG1)
$1,075,000	0.220%	12/03/09	$1,075,000
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA) (A-1+/NR)(a)
2,500,000	0.210	12/03/09	2,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2009-3289 (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,225,000	0.300	12/03/09	2,225,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,000,000	0.180	12/03/09	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-2 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
900,000	0.200	12/02/09	900,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-4 (BNP Paribas SPA) (A-1+/VMIG1)
1,000,000	0.190	12/02/09	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
1,900,000	0.240	12/01/09	1,900,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
1,800,000	0.220	12/01/09	1,800,000
Municipal Improvement Corp. of Los Angeles Leave Revenue CP Series 2009 (Bank of America LOC) (A-1/NR)
1,500,000	0.300	12/10/09	1,500,000
Newport Beach California VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.250	12/03/09	1,000,000
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
1,800,000	0.200	12/02/09	1,800,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1/NR)
2,830,000	0.220	12/03/09	2,830,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (Bank of America N.A. LOC) (NR/VMIG1)
800,000	0.200	12/03/09	800,000
Orange County Sanitation District COPS Refunding RANS Series 2008 C (Bank of America N.A. SPA) (SP-1+/NR)
4,500,000	2.500	12/10/09	4,501,670
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
700,000	0.210	12/02/09	700,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC) (A-1/NR)
3,700,000	0.220	12/03/09	3,700,000
Peralta Community College District GO VRDN Floaters Series 2009-3019 (FSA) (Morgan Stanley Municipal Products SPA) (A-1/NR)(a)
3,300,000	0.240	12/03/09	3,300,000
Peralta Community College District GO VRDN Putters Series 2008-2682 (FSA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
615,000	0.300	12/03/09	615,000
Peralta Community College District GO VRDN Putters Series 2009-3499Z (FSA) (JPMorgan Chase Bank & Co. SPA) (A-1+/NR)(a)
2,000,000	0.300	12/03/09	2,000,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Riverside Electric Revenue VRDN RB Putters Series 2009-3515 (JPMorgan Chase Bank & Co.SPA) (AAA/NR)(a)
$5,000,000	0.320%	12/03/09	$5,000,000
Riverside Water Revenue VRDN RB Refunding Series 2008 A (Bank of America N.A. SPA) (A-1+/NR)
6,270,000	0.220	12/03/09	6,270,000
Sacramento California Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
6,000,000	0.240	12/02/09	6,000,000
Sacramento County Sanitation District Financing Authority VRDN RB Refunding Subordinated Lien Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
800,000	0.200	12/01/09	800,000
San Bernadino County Flood Control District VRDN RB Series 2008 (UBS AG LOC) (A-1/VMIG1)
5,500,000	0.230	12/03/09	5,500,000
San Diego California TRANS Series 2009 C (SP-1/MIG1)
5,000,000	2.000	04/30/10	5,029,876
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank & Co. SPA) (A-1+/NR)(a)
4,000,000	0.300	12/03/09	4,000,000
San Diego County Water Authority Austin Trust Certificates VRDN COPS Series 2008-3001X (Bank of America N.A. SPA) (A-1/NR)(a)
1,790,000	0.370	12/03/09	1,790,000
San Diego County Water Authority CP Series 2009 (Bayerische Landesbank SPA) (A-1/NR)
2,000,000	0.320	12/01/09	2,000,000
1,500,000	0.350	12/01/09	1,500,000
San Diego County Water Authority CP Series 2009-2 (BNP Paribas SPA) (A-1/NR)
3,000,000	0.350	02/01/10	3,000,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (FSA) (JPMorgan Chase & Co.) (F1+)(a)
2,400,000	0.300	12/03/09	2,400,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,790,000	0.250	12/03/09	1,790,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
5,000,000	0.250	12/03/09	5,000,000
Santa Clara County GO VRDN Floaters Series 2009-19C (Wells Fargo & Co. SPA) (NR/Aa2)(a)
5,000,000	0.650	02/18/10	5,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
4,100,000	0.200	12/03/09	4,100,000
Southern California Public Power Authority Project VRDN RB for Mead Adelanto Project Series 2008 A (JPMorgan Chase & Co. SPA) (NR/VMIG1)
1,700,000	0.200	12/01/09	1,700,000
Southern California Public Power Authority Project VRDN RB Series 2009 (Bank of America N.A. LOC) (A-1/VMIG1)
2,795,000	0.220	12/02/09	2,795,000
University of California Regents VRDN RB Municipal Trust Receipts Floaters Trust Series 2009-21W (Barclays Bank PLC) (A-1+/NR)(a)
2,000,000	0.210	12/03/09	2,000,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
1,500,000	0.210	12/03/09	1,500,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank & Co. SPA) (NR/VMIG1)(a)
3,800,000	0.300	12/03/09	3,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$1,500,000	0.300%	12/03/09	$1,500,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC SPA) (A-1+/NR)(a)
2,500,000	0.210	12/03/09	2,500,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,425,000	0.300	12/03/09	2,425,000
Victory Valley Community College District GO VRDN Floaters Series 2009-35Z (Wells Fargo & Co. SPA) (F1+)(a)
6,200,000	0.210	12/03/09	6,200,000
Western Municipal Water Districts Facilities Authority VRDN RB Refunding Series 2009 A (U.S. Bank N.A. LOC) (A-1+/NR)
1,930,000	0.250	12/03/09	1,930,000

			$272,347,156

Puerto Rico(a) — 2.8%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
$7,850,000	0.370%	12/03/09	$7,850,000

TOTAL INVESTMENTS — 99.9%			$280,197,156

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			387,888

NET ASSETS — 100.0%			$280,585,044

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2009, these securities amounted to $109,365,000 or 39.0% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 100.8%
Alabama — 4.2%
Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
$3,000,000	5.000%	12/01/09	$3,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (NR/VMIG1)
10,200,000	0.240	12/01/09	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	0.240	12/01/09	6,500,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/NR)
6,150,000	0.240	12/01/09	6,150,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	0.340	12/03/09	4,600,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1/NR)
4,800,000	0.240	12/01/09	4,800,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA) (NR/VMIG1)
1,000,000	0.210	12/01/09	1,000,000

			$36,250,000

Arizona — 2.0%
Arizona State Transportation Board Highway Revenue VRDN RB Putters Series 2008-3151 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$6,605,000	0.300%	12/03/09	$6,605,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
775,000	0.300	12/03/09	775,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+/NR)(a)
1,500,000	0.250	12/03/09	1,500,000
Phoenix Civic Improvement Corp. Wastewater System GO VRDN Putters Series 2009-3440 (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,295,000	0.300	12/03/09	2,295,000
Salt River Project Agricultural Improvement & Power District Electric Systems RB Refunding Series 2001 A (AA/Aa1)
1,720,000	5.000	01/01/10	1,726,877
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-3035 (Morgan Stanley Municipal Products) (A-1/NR)(a)
1,500,000	0.240	12/03/09	1,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.) (NR/VMIG1)(a)
1,000,000	0.230	12/03/09	1,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (NR/VMIG1)(a)
2,000,000	0.250	12/03/09	2,000,000

			$17,401,877

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — 3.6%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1/NR)(a)
$1,315,000	0.250%	12/03/09	$1,315,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 D-1 (BNP Paribas SPA) (A-1+/VMIG1)
1,420,000	0.230	12/02/09	1,420,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
565,000	0.300	12/03/09	565,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
1,100,000	0.270	12/03/09	1,100,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
1,499,000	0.210	12/03/09	1,499,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,600,000	0.250	12/03/09	1,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (A-1/NR)
3,000,000	0.230	12/02/09	3,000,000
Long Beach City California GO TRANS Series 2009 (SP-1+/MIG1)
1,000,000	2.500	09/30/10	1,016,682
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.) (A-1/NR)(a)
2,200,000	0.260	12/03/09	2,200,000
Los Angeles County TRANS Series 2009 A (SP-1+/MIG1)
9,000,000	2.500	06/30/10	9,087,698
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA) (A-1+/NR)(a)
1,250,000	0.210	12/03/09	1,250,000
San Diego County Water Authority CP Series 2009 (Bayerische Landesbank SPA) (A-1/NR)
1,500,000	0.350	12/01/09	1,500,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (FSA) (JPMorgan Chase & Co.) (F1+)(a)
600,000	0.300	12/03/09	600,000
Santa Clara County VRDN RB Floaters Series 2009-19C (Wells Fargo & Co. SPA) (NR/VMIGI)(b)
1,000,000	0.650	02/18/10	1,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
4,000,000	0.220	12/03/09	4,000,000

			$31,153,380

Colorado — 2.1%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1/NR)
$1,000,000	0.280%	12/03/09	$1,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Colorado — (continued)
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (NR/VMIG1)
$1,540,000	0.290%	12/02/09	$1,540,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,900,000	0.270	12/02/09	1,900,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,165,000	0.260	12/03/09	2,165,000
Colorado State General Fund Revenue GO TRANS Series 2009 A (SP-1+/MIG1)
11,000,000	2.000	06/25/10	11,095,999

			$17,700,999

Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-10347 Series 2009 (Citibank N.A. SPA) (A-1+/NR)(a)
$4,600,000	0.250%	12/03/09	$4,600,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2 (A-1+/VMIG1)
3,475,000	0.200	12/03/09	3,475,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB for Yale University Floater Series 2008 K34W Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
1,165,000	0.250	12/03/09	1,165,000

			$9,240,000

Delaware — 0.2%
University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/NR)
$1,400,000	0.260%	12/01/09	$1,400,000

District of Columbia — 2.9%
District of Columbia GO TANS Series 2009 (NR/MIG1)
$9,000,000	2.500%	09/30/10	$9,152,468
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.230	12/03/09	1,000,000
District of Columbia VRDN RB George Washington University Series 2000 C RMKT (Bank of America N.A. LOC) (A-1/VMIG1)
3,780,000	0.220	12/02/09	3,780,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,000,000	0.300	12/03/09	1,000,000
District of Columbia VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
8,305,000	0.280	12/03/09	8,305,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
District of Columbia — (continued)
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$2,000,000	0.300%	12/03/09	$2,000,000

			$25,237,468

Florida — 3.9%
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1/NR)(a)
$4,000,000	0.270%	12/03/09	$4,000,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2009 D (AAA/Aa1)
810,000	2.500	06/01/10	818,462
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
600,000	5.000	01/01/10	602,174
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,985,000	0.250	12/03/09	1,985,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
890,000	0.300	12/03/09	890,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,100,000	0.300	12/03/09	4,100,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2005 E RMKT (Calyon Bank LOC) (A-1+/VMIG1)
1,000,000	0.250	12/03/09	1,000,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2005 I RMKT (A-1/VMIG1)
1,000,000	0.240	12/03/09	1,000,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (NR/VMIG1)
3,550,000	0.280	12/03/09	3,550,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-2 (Bank of America N.A. SPA) (A-1/VMIG1)
2,120,000	0.280	12/02/09	2,120,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,175,000	0.290	12/02/09	1,175,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
7,600,000	0.290	12/02/09	7,600,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
2,000,000	0.290	12/02/09	2,000,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 B (Bank of America N.A. LOC) (A-1/NR)
1,000,000	0.240	12/03/09	1,000,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-2 (A-1+/NR)
1,000,000	0.220	12/03/09	1,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1/NR)(a)
$1,000,000	0.270%	12/03/09	$1,000,000

			$33,840,636

Georgia — 2.5%
Cobb County Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (NR/VMIG1)
$1,830,000	0.210%	12/01/09	$1,830,000
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
1,090,000	5.250	12/01/09	1,090,000
Georgia State GO Bonds Series 2009 D (AAA/Aaa)
1,225,000	2.000	05/01/10	1,235,341
Georgia State GO Bonds Series 2009 F (AAA/Aaa)
3,530,000	2.000	11/01/10	3,583,249
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,060,000	0.300	12/03/09	1,060,000
Gwinnett County Water & Sewer Authority RB Series 2009 A (AAA/Aaa)
800,000	2.000	08/01/10	808,495
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
1,700,000	0.300	12/02/09	1,700,000
Municipal Electric Authority of Georgia BANS Series 2009 A (SP-1+/MIG1)
2,500,000	1.250	05/07/10	2,504,266
Municipal Electric Authority of Georgia CP Series 2009 (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1/NR)
5,000,000	0.480	12/03/09	5,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,400,000	0.230	12/02/09	1,400,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3 (A-1+/VMIG1)(a)
950,000	0.200	12/03/09	950,000

			$21,161,351

Illinois — 6.8%
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
$900,000	0.230%	12/03/09	$900,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
310,000	0.300	12/03/09	310,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (FSA) (Wells Fargo & Co. SPA) (AA/NR)(a)
2,000,000	0.230	12/03/09	2,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
2,835,000	0.650	01/14/10	2,835,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$4,450,000	0.220%	12/02/09	$4,450,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1/VMIG1)
2,485,000	0.210	12/03/09	2,485,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,000,000	0.190	12/01/09	2,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-2 (Northern Trust Co. SPA) (A-1+/VMIG1)
2,100,000	0.190	12/01/09	2,100,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
4,000,000	0.600	02/01/10	4,000,000
Illinois Health Facilities Authority VRDN RB for Evanston Series 1996 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,500,000	0.300	12/03/09	1,500,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Northern Trust Co. SPA) (A-1+/VMIG1)
900,000	0.190	12/01/09	900,000
Illinois State GO Notes Certificates Series 2009 (SP-1/NR)
12,000,000	4.000	04/26/10	12,119,645
21,700,000	4.000	05/20/10	21,932,800
Illinois State GO VRDN Putters Series 2008-3257 (FGIC) (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
1,390,000	0.520	12/03/09	1,390,000

			$58,922,445

Indiana — 2.8%
Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.) (A-1/NR)(a)
$1,500,000	0.250%	12/03/09	$1,500,000
Indiana State Finance Authority RB for Revolving Fund Program Series 2006 A (AAA/Aaa)
500,000	5.000	02/01/10	503,538
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,500,000	0.300	12/03/09	1,500,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT (Barclays Bank PLC SPA) (A-1+/NR)
7,000,000	0.230	12/03/09	7,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-4 RMKT (Bank of Nova Scotia SPA) (A-1+/NR)
2,500,000	0.260	12/01/09	2,500,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-5 RMKT (Bank of New York SPA) (A-1+/NR)
3,000,000	0.240	12/01/09	3,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-2 RMKT (A-1+/NR)
4,000,000	0.250	12/03/09	4,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Health Series 2008 G (Bank of New York LOC) (NR/VMIG1)
$1,250,000	0.260%	12/03/09	$1,250,000
Indianapolis Local Public Improvement Bond Bank RANS Series 2009 E (SP-1+/MIG1)
2,000,000	0.800	03/31/10	2,000,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
1,000,000	0.230	12/03/09	1,000,000

			$24,253,538

Kansas — 0.7%
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 C (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$1,115,000	0.240%	12/01/09	$1,115,000
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
4,800,000	0.240	12/01/09	4,800,000

			$5,915,000

Kentucky — 0.2%
Kentucky Public Energy Authority Gas Supply VRDN RB Series 2006 A (BP Corp. North America SPA) (A-1+/VMIG1)
$2,000,000	0.200%	12/01/09	$2,000,000

Maryland — 0.5%
Anne Arundel County CP Series 2009 (Westdeutsche Landesbank AG SPA) (A-1/NR)
$4,500,000	0.400%	12/01/09	$4,500,000

Massachusetts — 4.7%
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$3,595,000	0.300%	12/03/09	$3,595,000
Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA) (A-1/NR)(a)
1,000,000	0.250	12/03/09	1,000,000
Massachusetts State Development Finance Agency VRDN RB Refunding for Higher Education Smith College Series 2001 (A-1+/VMIG1)
3,000,000	0.220	12/03/09	3,000,000
Massachusetts State GO RANS Series 2009 C (SP-1+/MIG1)(c)
9,000,000	2.500	06/24/10	9,107,859
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2 (A-1/NR)
1,790,000	0.410	03/01/10	1,790,000
Massachusetts State Health & Education Facilities Authority VRDN RB for Williams College Series 2003 I RMKT (A-1+/VMIG1)
1,966,000	0.220	12/03/09	1,966,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Issue Series 2000 Y (A-1+/VMIG1)
1,700,000	0.220	12/03/09	1,700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-2 (A-1+/VMIG1)
$1,000,000	0.220%	12/03/09	$1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 1992 E (A-1+/VMIG1)
3,985,000	0.200	12/02/09	3,985,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Massachusetts Institute of Technology Series 2001 J-1 (A-1+/VMIG1)
2,500,000	0.200	12/03/09	2,500,000
Massachusetts State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4656 Series 2009 (Bank of America N.A.) (A-1/NR)(a)
3,215,000	0.260	12/03/09	3,215,000
Massachusetts State Water Resources Authority CP Series 2009 S-94 (Bayerische Landesbank LOC) (A-1/NR)
3,000,000	0.350	12/01/09	3,000,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2007-1789 B (JPMorgan Chase & Co.) (A-1/NR)(a)
2,000,000	0.320	12/03/09	2,000,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,500,000	0.260	12/03/09	1,500,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Community GTD Series 2008-4 (Bank of America N.A. SPA) (A-1/NR)
1,000,000	0.240	12/02/09	1,000,000

			$40,358,859

Michigan — 0.9%
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-4 (A-1+/VMIG1)
$1,500,000	0.210%	12/02/09	$1,500,000
University of Michigan CP Series 2009 (A-1/NR)
1,000,000	0.320	01/25/10	1,000,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
600,000	0.260	12/02/09	600,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)
4,100,000	0.260	12/01/09	4,100,000
University of Michigan VRDN RB Refunding Hospital Series 1998 A-2 (A-1+/VMIG1)
900,000	0.260	12/01/09	900,000

			$8,100,000

Minnesota — 1.9%
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 D (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
$2,300,000	0.200%	12/02/09	$2,300,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Minnesota — (continued)
Minneapolis VRDN RB University Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
$1,500,000	0.230%	12/03/09	$1,500,000
Minnesota State GO VRDN Putters Series 2008-3265 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
3,190,000	0.300	12/03/09	3,190,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 1992 3-L2 (Wells Fargo Bank N.A. SPA) (NR/VMIG1)
1,900,000	0.200	12/03/09	1,900,000
Rochester Health Care Facilities Mayo Foundation CP Series 2009 B (U.S. Bank N.A. SPA) (A-1/NR)
1,000,000	0.400	12/14/09	1,000,000
Rochester Health Care Facilities Mayo Foundation CP Series 2009-01A (Wachovia Bank N.A. SPA) (A-1/NR)
3,000,000	0.300	12/01/09	3,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+/NR)
1,700,000	0.550	05/10/10	1,700,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
1,000,000	0.250	12/02/09	1,000,000
University of Minnesota VRDN RB Series 1999 A RMKT (U.S. Bank N.A. SPA) (A-1+/VMIG1)
700,000	0.250	12/02/09	700,000

			$16,290,000

Missouri — 1.7%
Curators University Systems Facilities VRDN RB Series 2006 B (A-1+/VMIG1)
$1,200,000	0.260%	12/01/09	$1,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.220	12/03/09	1,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,000,000	0.200	12/03/09	6,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC) (A-1/NR)
2,620,000	0.270	12/02/09	2,620,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
1,395,000	0.300	12/03/09	1,395,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
2,500,000	0.190	12/01/09	2,500,000

			$14,715,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Montana — 0.4%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$3,100,000	0.240%	12/01/09	$3,100,000

Nebraska — 0.5%
American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 B (BP Corp. North America SPA) (A-1+/VMIG1)
$4,000,000	0.270%	12/03/09	$4,000,000

Nevada — 1.4%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1/NR)(a)
$6,170,000	0.270%	12/03/09	$6,170,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
2,900,000	0.250	12/03/09	2,900,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,700,000	0.300	12/03/09	1,700,000
Nevada State GO Bonds for Capital Improvement Series 2006 E (AAA/Aa2)
500,000	5.000	03/01/10	505,503
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa2)
1,000,000	5.000	02/01/10	1,007,296

			$12,282,799

New Jersey — 0.6%
New Jersey State TRANS Series 2009 (SP-1+/MIG1)
$5,000,000	2.500%	06/24/10	$5,055,402

New Mexico — 1.2%
Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
$3,000,000	2.500%	12/15/09	$3,001,743
New Mexico Finance Authority Transportation VRDN RB Refunding for Subordinated Lien Series 2008 Subseries B-2 (UBS AG LOC) (A-1/VMIG1)
2,000,000	0.220	12/03/09	2,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDN RB Series 2009 (Royal Bank of Canada SPA) (NR/VMIG1)
2,500,000	0.270	12/03/09	2,500,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,795,000	0.250	12/02/09	1,795,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,090,000	0.250	12/02/09	1,090,000

			$10,386,743

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — 14.0%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (NR/VMIG1)
$4,200,000	0.330%	12/02/09	$4,200,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.) (A-1/NR)(a)
2,000,000	0.250	12/03/09	2,000,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
2,000,000	0.220	12/01/09	2,000,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
700,000	0.280	12/02/09	700,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (NR/VMIG1)
6,380,000	0.250	12/02/09	6,380,000
New York City GO VRDN Series 2002 Subseries C-3 (BNP Paribas LOC) (A-1+/VMIG1)
700,000	0.220	12/02/09	700,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
1,500,000	0.200	12/02/09	1,500,000
New York City GO VRDN Series 2003 Subseries G-2 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
2,000,000	0.180	12/02/09	2,000,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
4,900,000	0.220	12/02/09	4,900,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
7,000,000	0.240	12/02/09	7,000,000
New York City GO VRDN Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen LOC) (A-1/VMIG1)
450,000	0.260	12/01/09	450,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+/NR)
2,500,000	0.200	12/02/09	2,500,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3561 (JPMorgan Chase & Co.) (A-1+/NR)(a)
500,000	0.300	12/03/09	500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,780,000	0.300	12/03/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,215,000	0.300	12/03/09	2,215,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,000,000	0.300	12/03/09	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1/NR)(a)
$8,000,000	0.250%	12/03/09	$8,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
1,400,000	0.200	12/03/09	1,400,000
New York City Transitional Finance Authority VRDN RB Floater Trust Series 2009-34B (Barclays Bank PLC) (A-1+/NR)(a)
1,000,000	0.210	12/03/09	1,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)(c)
2,500,000	0.300	12/02/09	2,500,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,495,000	0.300	12/03/09	3,495,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (NR/VMIG1)
820,000	0.220	12/02/09	820,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3B (Citibank N.A. SPA) (A-1/VMIG1)
1,500,000	0.180	12/01/09	1,500,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
5,000,000	0.250	12/03/09	5,000,000
New York State Dormitory Authority VRDN RB for Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,620,000	0.300	12/03/09	1,620,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.) (A-1/NR)(a)
3,400,000	0.250	12/03/09	3,400,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,660,000	0.300	12/03/09	6,660,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
2,100,000	0.250	12/03/09	2,100,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II-R-11720 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
3,750,000	0.250	12/03/09	3,750,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
8,250,000	0.300	12/03/09	8,250,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
10,020,000	0.300	12/03/09	10,020,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,790,000	0.300	12/03/09	1,790,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Environmental Facilities Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$3,640,000	0.300%	12/03/09	$3,640,000
New York State Environmental Facilities CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1/NR)
1,000,000	0.380	12/07/09	1,000,000
New York State Environmental Facilities GO CP Series 1998 A (Bayerische Landesbank, JPMorgan Chase & Co. and Landesbank Hessen-Thueringen LOC) (A-1/NR)
2,700,000	0.500	12/01/09	2,700,000
New York State GO Bonds Refunding Series 2009 C (AA/Aa3)(c)
1,500,000	1.500	02/01/10	1,502,940
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+/NR)
4,000,000	0.300	12/02/09	4,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+/NR)
1,500,000	0.230	12/02/09	1,500,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
1,300,000	0.280	12/02/09	1,300,000
New York State Urban Development Corp. VRDN RB Refunding for Services Contract Series 2008 A-5 (TD Bank N.A. LOC) (A-1+/NR)
1,700,000	0.200	12/03/09	1,700,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 11793 Series 2009 (GO of Authority) (A-1/NR)(a)
1,500,000	0.250	12/03/09	1,500,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,035,000	0.300	12/03/09	1,035,000

			$121,007,940

North Carolina — 10.4%
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
$2,860,000	0.210%	12/02/09	$2,860,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
775,000	0.260	12/03/09	775,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB for Carolinas Healthcare Series 2007 H RMKT (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
1,600,000	0.170	12/01/09	1,600,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
3,520,000	0.260	12/03/09	3,520,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (NR/VMIG1)
990,000	0.240	12/03/09	990,000
Forsyth County GO VRDN Series 2004 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,265,000	0.250	12/03/09	4,265,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,460,000	0.300	12/03/09	1,460,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Greensboro GO VRDN Public Improvement Series 1994 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
$2,300,000	0.300%	12/02/09	$2,300,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1/VMIG1)
1,200,000	0.270	12/02/09	1,200,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,465,000	0.240	12/03/09	2,465,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1/VMIG1)
5,700,000	0.230	12/02/09	5,700,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,250,000	0.300	12/02/09	2,250,000
Mecklenburg County GO VRDN Series 2006 A (A-1+/VMIG1)
3,000,000	0.240	12/03/09	3,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
2,950,000	0.250	12/03/09	2,950,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,000,000	0.300	12/03/09	2,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A (A-1+/VMIG1)
5,035,000	0.230	12/03/09	5,035,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B (A-1+/VMIG1)(c)
2,000,000	0.230	12/03/09	2,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC) (NR/VMIG1)
1,500,000	0.240	12/03/09	1,500,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,500,000	0.230	12/02/09	1,500,000
North Carolina Medical Care Commission VRDN RB Refunding for Baptist Hospital Series 2009 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,960,000	0.240	12/03/09	1,960,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,350,000	0.300	12/02/09	2,350,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (NR/VMIG1)
3,295,000	0.210	12/02/09	3,295,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
900,000	0.250	12/02/09	900,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
1,800,000	2.500	01/20/10	1,804,488

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
$2,000,000	0.250%	12/02/09	$2,000,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
2,800,000	0.250	12/03/09	2,800,000
Union County Enterprise System VRDN RB Series 2009 (Bank of America N.A. LOC) (A-1/VMIG1)
1,000,000	0.230	12/01/09	1,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,010,000	0.260	12/03/09	1,010,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,040,000	0.240	12/03/09	1,040,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2009 A (A-1+/NR)
2,300,000	0.220	12/03/09	2,300,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1/NR)(a)
5,000,000	0.250	12/03/09	5,000,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
6,940,000	0.200	12/02/09	6,940,000
Wake County GO VRDN Public Improvements Series 2003 B (LLoyds TSB Bank PLC SPA) (A-1/VMIG1)(a)
1,800,000	0.220	12/03/09	1,800,000
Wake County GO VRDN Public Improvements Series 2003 C (LLoyds TSB Bank PLC SPA) (A-1/VMIG1)
1,700,000	0.270	12/03/09	1,700,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,600,000	0.270	12/03/09	4,600,000
Wake County VRDN RB Putters Series 2009-3553 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,380,000	0.300	12/03/09	1,380,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
865,000	0.250	12/02/09	865,000

			$90,114,488

North Dakota — 1.0%
Mercer County for Basin Electric and Power Cooperative CP Series 2009 (A-1/NR)
$3,000,000	0.400%	12/01/09	$3,000,000
5,425,000	0.450	12/01/09	5,425,000

			$8,425,000

Ohio — 4.1%
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
$2,800,000	0.230%	12/03/09	$2,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Ohio — (continued)
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
$1,500,000	0.250%	12/03/09	$1,500,000
Columbus Sewer System VRDN RB Refunding Series 2008 B (A-1+/VMIG1)
1,000,000	0.200	12/03/09	1,000,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (NR/VMIG1)
3,250,000	0.200	12/03/09	3,250,000
Montgomery County VRDN RB Catholic Health Series 2004 B-1 (Bank of New York SPA) (A-1+/VMIG1)
1,500,000	0.270	12/02/09	1,500,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
2,600,000	0.200	12/02/09	2,600,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
3,285,000	0.230	12/02/09	3,285,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
6,730,000	0.260	12/02/09	6,730,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
5,000,000	0.260	12/02/09	5,000,000
Ohio State Higher Educational Facility VRDN RB for Cleveland Clinic Putters Series 2008-3140 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,190,000	0.300	12/03/09	3,190,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,200,000	0.300	12/03/09	1,200,000
Ohio State University General Receipts VRDN RB Series 1999 B1 (A-1+/VMIG1)
3,000,000	0.210	12/02/09	3,000,000

			$35,055,000

Oregon — 1.3%
Clackamas County CP Series 2009 (A-1/NR)
$500,000	0.400%	02/16/10	$500,000
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2008 C (U.S. Bank N.A. LOC) (A-1+/VMIG1)
4,800,000	0.210	12/02/09	4,800,000
Oregon Health Sciences University VRDN RB Series 2009 B-2 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
1,200,000	0.220	12/03/09	1,200,000
Oregon State GO TANS Series 2009 (SP-1+/MIG1)
5,000,000	2.500	06/30/10	5,058,324

			$11,558,324

Pennsylvania — 1.3%
Allegheny County VRDN RB for University of Pittsburgh Medical Center Putters Series 2009-3372 (MBIA) (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
$2,600,000	0.300%	12/03/09	$2,600,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
$3,400,000	0.250%	12/03/09	$3,400,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
4,000,000	0.280	12/03/09	4,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
1,300,000	0.290	12/02/09	1,300,000

			$11,300,000

Puerto Rico(a) — 1.0%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
$6,600,000	0.370%	12/03/09	$6,600,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Municipal Products) (A-1/NR)
2,250,000	0.370	12/03/09	2,250,000

			$8,850,000

Rhode Island — 1.7%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan & Chase Co.) (A-1+/NR)(a)
$2,525,000	0.300%	12/03/09	$2,525,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (NR/VMIG1)
3,790,000	0.300	12/02/09	3,790,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for School of Design Series 2008 B (Bank of America N.A. LOC) (NR/VMIG1)
8,250,000	0.220	12/02/09	8,250,000

			$14,565,000

South Carolina — 0.9%
Charleston Waterworks & Sewer VRDN RB Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA) (A-1+/NR)
$1,400,000	0.260%	12/03/09	$1,400,000
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,650,000	0.270	12/03/09	1,650,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
3,000,000	0.280	12/03/09	3,000,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products) (A-1/NR)(a)
2,000,000	0.240	12/03/09	2,000,000

			$8,050,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Tennessee — 0.6%
Tennessee State GO CP Series 2009 C (Tennessee Consolidated Retirement System SPA) (A-1/NR)
$3,000,000	0.350%	12/01/09	$3,000,000
2,000,000	0.300	02/01/10	2,000,000

			$5,000,000

Texas — 12.8%
Austin ISD GO VRDN ROCS RR-II R-11750 Series 2009 (Citibank N.A.) (A-1/NR)(a)
$1,000,000	0.250%	12/03/09	$1,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,500,000	0.300	12/03/09	2,500,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
1,500,000	0.250	12/03/09	1,500,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
2,770,000	0.230	12/03/09	2,770,000
El Paso County Hospital District GO VRDN Putters Series 2008-2747 (ASSURED GTY) (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,000,000	0.320	12/03/09	2,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
6,805,000	0.230	12/03/09	6,805,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
3,000,000	0.250	12/03/09	3,000,000
Harris County Flood Control District GO VRDN Putters Series 2009-3562 (FSA) (JPMorgan Chase & Co.) (A-1+/NR)(a)
300,000	0.300	12/03/09	300,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
3,000,000	0.250	12/03/09	3,000,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3612 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,800,000	0.270	12/03/09	1,800,000
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products) (A-1/NR)(a)
600,000	0.260	12/03/09	600,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,000,000	0.300	12/03/09	3,000,000
Harris County VRDN RB Putters Series 2009-3418 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
380,000	0.300	12/03/09	380,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
510,000	0.320	12/03/09	510,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA) (A-1/NR)(a)
3,430,000	0.250	12/03/09	3,430,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (NR/VMIG1)(a)
1,800,000	0.220	12/03/09	1,800,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Houston Utility Systems VRDN RB Refunding First Lien Series 2008 A-1 (Bank of America N.A. LOC) (A-1/VMIG1)
$2,500,000	0.280%	12/03/09	$2,500,000
Longview ISD GO VRDN Putters Series 2008-3059 (PSF-GTD) (JPMorgan Chase Bank SPA) (A-1/NR)(a)
2,295,000	0.300	12/03/09	2,295,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,710,000	0.300	12/03/09	2,710,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 B (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
2,830,000	0.270	12/01/09	2,830,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3510 (JPMorgan Chase & Co.) (F1+)(a)
2,000,000	0.300	12/03/09	2,000,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
1,000,000	0.250	12/03/09	1,000,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
2,915,000	0.220	12/03/09	2,915,000
Rice University CP Series 2009 (A-1/NR)
1,000,000	0.350	02/09/10	1,000,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,780,000	0.300	12/03/09	1,780,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
2,730,000	0.300	12/03/09	2,730,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.300	12/03/09	1,000,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,890,000	0.300	12/03/09	1,890,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
1,900,000	0.230	12/03/09	1,900,000
Texas A&M University RB Financing Systems Series 2005 B (AA+/Aa1)
400,000	5.000	05/15/10	408,196
Texas State GO Bonds Transportation Commission Mobility Fund Series 2006 (AA+/Aa1)
300,000	4.000	04/01/10	303,491
Texas State GO VRDN Austin Trust Certificates Series 2008-1147 (Bank of America N.A. SPA) (A-1/NR)(a)
2,600,000	0.270	12/03/09	2,600,000
Texas State GO VRDN Eagle Series 2006-0125 Class A (Citibank N.A.) (A-1/NR)(a)
2,000,000	0.250	12/03/09	2,000,000
Texas State GO VRDN Putters Series 2009-3534 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,500,000	0.300	12/03/09	1,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Texas State TRANS Series 2009 (SP-1+/MIG1)
$25,050,000	2.500%	08/31/10	$25,432,797
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1/NR)(a)
3,000,000	0.270	12/03/09	3,000,000
Texas State Transportation Commission State Highway Fund VRDN RB First Tier Series 2006 B (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
700,000	0.210	12/02/09	700,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,300,000	0.300	12/03/09	1,300,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(a)
1,270,000	0.220	12/03/09	1,270,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1/NR)
1,500,000	0.270	12/03/09	1,500,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
710,000	0.230	12/03/09	710,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.250	12/03/09	1,000,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
3,374,500	0.220	12/03/09	3,374,500
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
4,085,000	0.250	12/03/09	4,085,000

			$110,128,984

Utah — 1.9%
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+/NR)
$1,400,000	0.190%	12/01/09	$1,400,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.200	12/03/09	5,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA) (A-1+/VMIG1)
5,800,000	0.200	12/03/09	5,800,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,020,000	0.240	12/01/09	3,020,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
700,000	0.240	12/01/09	700,000

			$15,920,000

Virginia — 0.9%
Richmond GO RANS Series 2009 (SP-1+/MIG1)
$3,500,000	1.500%	06/24/10	$3,523,049

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Virginia — (continued)
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
$1,550,000	0.200%	12/02/09	$1,550,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2008 A (AA+/Aa1)
500,000	5.000	02/01/10	503,582
Virginia State GO Bonds Refunding Series 2004 B (AAA/Aaa)
1,000,000	5.000	06/01/10	1,022,852
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
550,000	5.000	02/01/10	553,796
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA) (A-1/NR)(a)
490,000	0.260	12/03/09	490,000

			$7,643,279

Washington — 1.2%
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
$4,800,000	0.300%	12/02/09	$4,800,000
Washington State GO Bonds for Motor Vehicle Fuel Tax Series 2009 D (AA+/Aa1)
2,680,000	2.500	02/01/10	2,688,131
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
1,000,000	0.300	12/03/09	1,000,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (NR/VMIG1)(a)
1,000,000	0.270	12/03/09	1,000,000
Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.) (F1+)(a)
1,000,000	0.230	12/03/09	1,000,000

			$10,488,131

Wisconsin — 0.9%
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2003 B (FSA)
$6,000,000	0.650%	12/01/09	$6,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floater Series 2009-3122X (Morgan Stanley Municipal Products) (A-1/NR)(a)
2,000,000	0.240	12/03/09	2,000,000

			$8,000,000

TOTAL INVESTMENTS — 100.8%			$869,371,643

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%			(6,619,384)

NET ASSETS — 100.0%			$862,752,259

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2009, these securities amounted to $270,113,500 or 31.3% of net assets.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At November 30, 2009, these securities amounted to $1,000,000 or 0.1% of net assets.
(c) All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTD	— Guaranteed
IDB	— Industrial Development Bond
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 100.2%
New York — 97.3%
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC) (A-1+/NR)
$3,935,000	0.210%	12/02/09	$3,935,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (NR/VMIG1)
4,000,000	0.330	12/02/09	4,000,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
1,850,000	0.240	12/02/09	1,850,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2B (Bayerische Landesbank LOC) (NR/VMIG1)
1,000,000	0.260	12/01/09	1,000,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,000,000	0.210	12/01/09	4,000,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+/NR)
2,285,000	0.230	12/03/09	2,285,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC) (A-1+/NR)
2,875,000	0.230	12/03/09	2,875,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC) (A-1+/NR)
3,290,000	0.230	12/03/09	3,290,000
Nassau County GO RANS Series 2009 (SP-1+/MIG1)
5,000,000	1.500	04/15/10	5,018,782
Nassau County GO VRDN Series 2007 B (Bank of America N.A. LOC) (A-1/VMIG1)
500,000	0.220	12/02/09	500,000
New York City GO Bonds Series 2003 J (AA/Aa3)
1,000,000	5.000	06/01/10	1,019,245
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
2,225,000	0.250	12/03/09	2,225,000
New York City GO VRDN ROCS-RR-II R-11751 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
2,000,000	0.250	12/03/09	2,000,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC) (NR/VMIG1)
1,000,000	0.210	12/01/09	1,000,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
2,300,000	0.210	12/01/09	2,300,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (NR/VMIG1)
2,000,000	0.250	12/02/09	2,000,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
500,000	0.200	12/02/09	500,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
500,000	0.220	12/02/09	500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO VRDN Series 2005 Subseries F-4 (Royal Bank of Scotland LOC) (A-1+/VMIG1)
$760,000	0.240%	12/03/09	$760,000
New York City GO VRDN Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen LOC) (A-1/VMIG1)
1,300,000	0.260	12/01/09	1,300,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (TD Bank N.A. LOC) (A-1+/VMIG1)
11,370,000	0.200	12/02/09	11,370,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,000,000	0.220	12/02/09	2,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+/NR)
1,800,000	0.200	12/02/09	1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA) (A-1+/NR)
1,800,000	0.200	12/02/09	1,800,000
New York City IDA Civic Facility VRDN RB ROCS RR II R-11558 Series 2008 (BHAC) (Citibank N.A.) (A-1+/NR)(a)
2,700,000	0.250	12/03/09	2,700,000
New York City Municipal Water Finance Authority CP Series 2009-6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+/NR)
2,000,000	0.300	12/09/09	2,000,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (AMBAC-TCRS) (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.250	12/03/09	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,780,000	0.300	12/03/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
800,000	0.300	12/03/09	800,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1/NR)(a)
240,000	0.250	12/03/09	240,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
5,200,000	0.220	12/01/09	5,200,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Series 2007-2008 BB-5 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,000,000	0.170	12/01/09	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
1,575,000	0.200	12/03/09	1,575,000
New York City Transitional Finance Authority RB Prerefunded Future Tax Series 2000 C (AAA/Aa1)
3,000,000	5.500	05/01/10	3,093,253
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA) (A-1/NR)(a)
2,065,000	0.250	12/03/09	2,065,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Transitional Finance Authority VRDN RB Floater Trust Series 2009-34B (Barclays Bank PLC) (A-1+/NR)(a)
$1,000,000	0.210%	12/03/09	$1,000,000
New York City Transitional Finance Authority VRDN RB Putters Series 2002-305 (AMBAC) (JPMorgan Chase Bank & Co. SPA) (A-1/NR)(a)
2,365,000	0.300	12/03/09	2,365,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank) (NR/VMIG1)
1,200,000	0.220	12/02/09	1,200,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
915,000	0.210	12/01/09	915,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT (NR/VMIG1)
8,100,000	0.220	12/03/09	8,100,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT (A-1+/VMIG1)
1,000,000	0.220	12/03/09	1,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+/NR)
3,675,000	0.200	12/03/09	3,675,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B2 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
400,000	0.140	12/03/09	400,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2009-3502 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
3,700,000	0.300	12/03/09	3,700,000
New York State Dormitory Authority VRDN RB for Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co.) (A-1+/NR)(a)
300,000	0.300	12/03/09	300,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1/NR)(a)
10,000,000	0.250	12/03/09	10,000,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+/NR)
2,000,000	0.350	12/01/09	2,000,000
New York State Dormitory Authority for Memorial Sloan-Kettering Hospital VRDN RB Putter Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,655,000	0.300	12/03/09	3,655,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A (A-1+/VMIG1)
6,100,000	0.200	12/03/09	6,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
4,000,000	0.200	12/03/09	4,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC) (A-1/VMIG1)
3,000,000	0.230	12/02/09	3,000,000
New York State Dormitory Authority RB for Columbia University Series 1994 A (AAA/Aaa)
5,055,000	5.750	07/01/10	5,214,562
New York State Dormitory Authority RB for Mental Health Services Facilities Series 2003 D-1 (AA-)
2,255,000	5.000	02/15/10	2,271,380

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1/NR)(a)
$885,000	0.250%	12/03/09	$885,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
5,535,000	0.250	12/03/09	5,535,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
2,590,000	0.220	12/03/09	2,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for Mental Health Services Series 2003 RMKT (JPMorgan Chase & Co. SPA) (A-1+/NR)
1,600,000	0.240	12/01/09	1,600,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.220	12/02/09	1,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC) (A-1+/VMIG1)
7,310,000	0.210	12/01/09	7,310,000
New York State Dormitory Authority VRDN RB for Cornell University Putters Series 2009-3383 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,245,000	0.300	12/03/09	3,245,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B (A-1+/VMIG1)
3,590,000	0.220	12/02/09	3,590,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA) (A-1+/NR)
7,155,000	0.300	12/03/09	7,155,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1+/NR)(a)
3,545,000	0.220	12/03/09	3,545,000
New York State Environmental Facilities CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1/NR)
1,000,000	0.380	12/07/09	1,000,000
New York State GO Bonds Refunding Series 2009 C (AA/Aa3)(b)
1,500,000	1.500	02/01/10	1,502,940
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 D (State Street Bank & Trust Co. LOC) (A-1+/NR)
700,000	0.230	12/02/09	700,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (NR/VMIG1)
4,100,000	0.220	12/02/09	4,100,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (NR/VMIG1)
1,100,000	0.200	12/02/09	1,100,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (NR/VMIG1)
5,600,000	0.200	12/02/09	5,600,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (NR/VMIG1)
4,600,000	0.200	12/02/09	4,600,000
New York State Local Government Assistance Corp. Austin Trust Certificates VRDN RB Series 2008-3506 (FSA) (Bank of America N.A.) (A-1/NR)(a)
2,000,000	0.300	12/03/09	2,000,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Local Government Assistance Corp. RB Series 2008 C (AAA)
$5,000,000	5.000%	04/01/10	$5,077,685
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,200,000	0.220	12/02/09	2,200,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
800,000	0.200	12/02/09	800,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2008 A (AA)
2,000,000	5.000	04/01/10	2,030,342
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-1 (AA)
6,475,000	2.500	04/01/10	6,515,071
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-2 (AA)
7,000,000	2.500	04/01/10	7,042,630
New York State Urban Development Corp. Personal Income Tax VRDN RB Floater Trust Series 2009 6W-Reg. D (Barclays Bank PLC) (A-1+/NR)(a)
1,900,000	0.210	12/03/09	1,900,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,445,000	0.300	12/03/09	2,445,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2009-3428 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,995,000	0.300	12/03/09	4,995,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 11793 Series 2009 (A-1/NR)(a)
500,000	0.250	12/03/09	500,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
3,660,000	0.250	12/03/09	3,660,000
Suffolk County GO Bonds Public Improvement Series 2009 A (AA/Aa3)
2,040,000	2.000	05/15/10	2,053,867
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,260,000	0.300	12/03/09	3,260,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+/NR)(a)
400,000	0.250	12/03/09	400,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1/NR)(a)
3,000,000	0.250	12/03/09	3,000,000
Triborough Bridge & Tunnel Authority RB for Convention Center Project Series 1990 E (AA-/A1)
2,935,000	7.250	01/01/10	2,948,684
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Royal Bank of Scotland SPA) (A-1+/VMIG1)
2,925,000	0.230	12/03/09	2,925,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
4,775,000	0.220	12/03/09	4,775,000

			$253,263,441

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Puerto Rico(a) — 2.9%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
$7,650,000	0.370%	12/03/09	$7,650,000

TOTAL INVESTMENTS — 100.2%			$260,913,441

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(579,869)

NET ASSETS — 100.0%			$260,333,572

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2009, these securities amounted to $76,850,000 or 29.5% of net assets.
(b) Represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Securities ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
BHAC	— Berkshire Hathaway Assurance Corp.
CP	— Commercial Paper
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

ILA TREASURY INSTRUMENTS PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.0%
United States Treasury Bills
$102,000,000	0.035%	12/03/09	$101,999,802
3,500,000	0.040	12/10/09	3,499,965
8,000,000	0.045	12/10/09	7,999,910
59,800,000	0.050	12/10/09	59,799,252
7,000,000	0.055	12/10/09	6,999,904
270,500,000	0.060	12/10/09	270,495,942
14,000,000	0.040	12/17/09	13,999,751
47,100,000	0.050	12/17/09	47,098,953
51,300,000	0.070	12/17/09	51,298,404
115,000,000	0.060	12/24/09	114,995,592
14,000,000	0.135	12/31/09	13,998,425
21,400,000	0.275	01/28/10	21,390,519
6,800,000	0.240	03/04/10	6,795,784
2,000,000	0.125	04/08/10	1,999,111
6,900,000	0.130	04/08/10	6,896,811
2,300,000	0.140	04/15/10	2,298,793
500,000	0.160	05/06/10	499,653
2,300,000	0.400	06/17/10	2,294,940
6,000,000	0.410	06/17/10	5,986,470
2,000,000	0.415	06/17/10	1,995,435
5,200,000	0.430	06/17/10	5,187,702
United States Treasury Notes
14,000,000	2.000	02/28/10	14,064,657
12,000,000	1.500	10/31/10	12,116,936

TOTAL INVESTMENTS — 100.0%			$773,712,711

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			24,572

NET ASSETS — 100.0%			$773,737,283

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.
For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TREASURY OBLIGATIONS PORTFOLIO
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 14.3%
United States Treasury Bills
$2,000,000	0.265%	01/21/10	$1,999,249
1,000,000	0.270	01/21/10	999,618
7,200,000	0.240	03/04/10	7,195,536
2,100,000	0.125	04/08/10	2,099,067
7,200,000	0.130	04/08/10	7,196,672
2,500,000	0.140	04/15/10	2,498,688
10,300,000	0.160	05/06/10	10,292,859
2,000,000	0.415	06/10/10	1,995,596
6,000,000	0.435	06/10/10	5,986,152
12,000,000	0.445	06/10/10	11,971,668
5,000,000	0.450	06/10/10	4,988,063
11,500,000	0.400	06/17/10	11,474,700
7,700,000	0.410	06/17/10	7,682,636
2,000,000	0.415	06/17/10	1,995,435
5,500,000	0.430	06/17/10	5,486,993
7,300,000	0.442	06/17/10	7,282,234
United States Treasury Notes
7,000,000	6.500	02/15/10	7,083,404
15,000,000	1.500	10/31/10	15,146,170

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$113,374,740

Repurchase Agreements(a) — 85.7%
Barclays Capital, Inc.
$20,000,000	0.120%	01/08/10	$20,000,000
Maturity Value: $20,005,200
Settlement Date: 10/22/09
Collateralized by U.S. Treasury Inflation Indexed Bond, 2.000%, due 01/15/14. The market value of the collateral, including accrued interest, was $20,400,110.
Credit Suisse Securities (USA) LLC
17,000,000	0.140	02/01/10	17,000,000
Maturity Value: $17,005,950
Settlement Date: 11/03/09
Collateralized by U.S. Treasury Note, 3.875%, due 09/15/10. The aggregate market value of the collateral, including accrued interest, was $17,341,238.
HSBC Securities (USA), Inc.
100,000,000	0.150	12/01/09	100,000,000
Maturity Value: $100,000,417
Collateralized by U.S. Treasury Bond, 6.875%, due 08/15/25. The market value of the collateral, including accrued interest, was $102,002,031.
Joint Repurchase Agreement Account I
459,300,000	0.156	12/01/09	459,300,000
Maturity Value: $459,301,990

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — (continued)
Morgan Stanley & Co.
$50,000,000	0.140%	01/19/10	$50,000,000
Maturity Value: $50,017,694
Settlement Date: 10/20/09
Collateralized by U.S. Treasury Inflation Indexed Bond, 3.375%, due 01/15/12. The market value of the collateral, including accrued interest, was $51,600,046.
UBS Securities LLC
35,100,000	0.130	12/01/09	35,100,000
Maturity Value: $35,100,127
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/11 to 08/15/19. The aggregate market value of the collateral, including accrued interest, was $35,804,745.

TOTAL REPURCHASE AGREEMENTS			$681,400,000

TOTAL INVESTMENTS—100.0%			$794,774,740

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			91,032

NET ASSETS — 100.0%			$794,865,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Unless noted, all repurchase agreements were entered into on November 30, 2009. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS-INSTITUTIONAL LIQUID ASSETS PORTOLFIOS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — It is the Portfolios’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, Goldman Sachs Asset Management L.P. (“GSAM”) determines the difference between the Portfolios’ net asset value per share (“NAV”) based upon the amortized cost of the Portfolios’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy:

Federal
	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$700,461,885	$1,538,842,657	$—

Money Market
	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$—	$87,669,652	$—
Corporate Obligations (including repurchase agreements)	—	288,867,339	—

Total	$—	$376,536,991	$—

Prime Obligations
	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$—	$139,773,086	$—
Municipal Debt Obligations	—	8,340,000	—
Corporate Obligations (including repurchase agreements)	—	432,815,476	—

Total	$—	$580,928,562	$—

GOLDMAN SACHS FUNDS-INSTITUTIONAL LIQUID ASSETS PORTOLFIOS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Tax-Exempt California
	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$280,197,156	$—

Tax-Exempt Diversified
	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$869,371,643	$—

Tax-Exempt New York
	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$260,913,441	$—

Treasury Instruments
	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries	$773,712,711	$—	$—

Treasury Obligations
	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries	$113,374,740	$—	$—
Corporate Obligations (including repurchase agreements)	—	681,400,000	—

Total	$113,374,740	$681,400,000	$—

(a) The Portfolios utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions — The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations.
Interest Rate Risk — In a declining interest rate environment, low yields on the Portfolios’ holdings may have an adverse impact on the Portfolios’ ability to provide a positive yield to its unit/shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as Distribution and Service, Administration, Service plan and Shareholder Administration plan, transfer agency and management fees) which can fluctuate daily.
Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.
Portfolio Concentration Risk — The Tax-Exempt Portfolios have the ability to invest a large percentage of their assets in obligations of issuers within certain states, which are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
     In particular, the Tax-Exempt California and Tax-Exempt New York Portfolios may be affected by the adverse events currently affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Portfolios’ income, NAV and ability to preserve capital or liquidity could be adversely affected.

GOLDMAN SACHS FUNDS-INSTITUTIONAL LIQUID ASSETS PORTOLFIOS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Repurchase Agreements — The Portfolios may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
Joint Repurchase Agreement Account I — At November 30, 2009, the Treasury Obligations Portfolio had an undivided interest in the Joint Repurchase Agreement Account I which equaled $459,300,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,500,000,000	0.16%	12/01/09	$2,500,011,111

Barclays Capital, Inc.	767,600,000	0.16	12/01/09	767,603,411

Credit Suisse Securities (USA) LLC	3,000,000,000	0.15	12/01/09	3,000,012,500

JPMorgan Securities	2,700,000,000	0.16	12/01/09	2,700,012,000

Morgan Stanley & Co.	3,000,000,000	0.15	12/01/09	3,000,012,500

RBS Securities, Inc.	1,500,000,000	0.16	12/01/09	1,500,006,667

Total				$13,467,658,189

At November 30, 2009, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

U.S. Treasury Bill	0.000%	12/24/09

U.S. Treasury Inflation Protected Securities	0.875 to 4.250	01/15/10 to 04/15/12

U.S. Treasury Interest-Only Stripped Securities	0.000	12/15/09 to 02/15/38

U.S. Treasury Notes	0.750 to 9.875	12/15/09 to 08/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	12/31/09 to 11/15/39

The aggregate market value of the collateral, including accrued interest, was $13,736,971,904.
Joint Repurchase Agreement Account II — At November 30, 2009, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Money Market Portfolio	$110,000,000

Prime Obligations Portfolio	158,600,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$6,500,000,000	0.17%	12/01/09	$6,500,030,694

Banc of America Securities LLC	808,600,000	0.19	12/01/09	808,604,268

Barclays Capital, Inc.	925,000,000	0.16	12/01/09	925,004,111

Barclays Capital, Inc.	3,900,000,000	0.17	12/01/09	3,900,018,417

GOLDMAN SACHS FUNDS-INSTITUTIONAL LIQUID ASSETS PORTOLFIOS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Citigroup Global Markets, Inc.	3,000,000,000	0.17	12/01/09	3,000,014,167

Credit Suisse Securities (USA) LLC	1,900,000,000	0.17	12/01/09	1,900,008,972

Deutsche Bank Securities, Inc.	6,500,000,000	0.17	12/01/09	6,500,030,694

JPMorgan Securities	1,250,000,000	0.17	12/01/09	1,250,005,903

Merrill Lynch & Co., Inc.	950,000,000	0.17	12/01/09	950,004,486

Morgan Stanley & Co.	4,600,000,000	0.16	12/01/09	4,600,020,444

RBS Securities, Inc.	1,500,000,000	0.18	12/01/09	1,500,007,500

UBS Securities LLC	3,925,000,000	0.17	12/01/09	3,925,018,535

Wachovia Capital Markets	550,000,000	0.17	12/01/09	550,002,597

Wachovia Capital Markets	500,000,000	0.19	12/01/09	500,002,639

Total				$36,808,773,427

At November 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.550% to 5.770%	03/04/15 to 08/03/37

Federal Home Loan Bank	0.000 to 6.025	12/23/09 to 07/28/28

Federal Home Loan Mortgage Corp.	1.125 to 7.000	12/15/09 to 12/01/39

Federal National Mortgage Association	0.000 to 16.000	12/01/09 to 11/01/48

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/16

Government National Mortgage Association	4.000 to 6.500	04/15/24 to 11/20/39

U.S. Treasury Bills	0.000	01/14/10 to 04/15/10

U.S. Treasury Inflation Protected Securities	1.875 to 2.500	07/15/19 to 01/15/29

U.S. Treasury Interest-Only Stripped Securities	0.000	01/15/10 to 05/15/38

U.S. Treasury Notes	0.875 to 4.000	06/15/10 to 08/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	12/15/09 to 08/15/39

The aggregate market value of the collateral, including accrued interest, was $37,652,283,363.
Tax Information — The amortized cost for each Portfolio also represents aggregate cost for U.S. federal income tax purposes.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2010

* Print the name and title of each signing officer under his or her signature.